Projected benefit payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 36,977
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	37,473
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	38,129
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	38,786
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	39,483
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	205,506
Other Pension Plans Defined Benefit Member
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	1,763
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	1,914
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	2,058
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	2,161
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	2,304
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 12,126